JPMORGAN TRUST I

270 Park Avenue

New York, N.Y. 10017

August 25, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (“Trust”) on behalf of:
the JPMorgan Funds listed in Appendix A (the “Funds”)
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 169 (Amendment No. 170 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

Please note that we have made general revisions to each Fund’s prospectus. In particular, we have updated the disclosure to include a glide path (which was previously not included) for those Funds that have not yet passed their target retirement date (and for those Funds that have, we have added a table setting forth the target asset allocations). In addition, we have added disclosure detailing each Fund’s ability to engage in “tactical” allocations and how such “tactical” allocations may cause a Fund to deviate from the target asset allocations shown in the glide path. We have also updated each Fund’s risk factors to include a discussion of the general risks of investing in a target date fund and the risks associated with “tactical” allocations. If you have any questions or comments, please call the undersigned at (212) 648-0919.

Sincerely,

/s/ Carmine Lekstutis
Carmine Lekstutis, Esq. Assistant Secretary

cc:	Vincent Di Stefano

APPENDIX A

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement Income Fund

JPMorgan SmartRetirement 2010 Fund

JPMorgan SmartRetirement 2015 Fund

JPMorgan SmartRetirement 2020 Fund

JPMorgan SmartRetirement 2025 Fund

JPMorgan SmartRetirement 2030 Fund

JPMorgan SmartRetirement 2035 Fund

JPMorgan SmartRetirement 2040 Fund

JPMorgan SmartRetirement 2045 Fund

JPMorgan SmartRetirement 2050 Fund